Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive income(loss)	Total
Balance at Sep. 30, 2020		$ 5,000	[1]	$ 119,301	$ 898,588		$ (16,929)	$ 1,005,960
Balance (in Shares) at Sep. 30, 2020	[1]	20,000,000
Net Income (loss)			[1]		751,666			751,666
Foreign currency translation adjustment			[1]				(31,726)	(31,726)
Balance at Sep. 30, 2021		$ 5,000	[1]	119,301	1,650,254		(48,655)	1,725,900
Balance (in Shares) at Sep. 30, 2021	[1]	20,000,000
Net Income (loss)			[1]		1,066,375			1,066,375
Foreign currency translation adjustment			[1]				(57,722)	(57,722)
Balance at Sep. 30, 2022		$ 5,000	[1]	119,301	2,716,629		(106,377)	$ 2,734,553
Balance (in Shares) at Sep. 30, 2022		20,000,000	[1]					20,000,000
Net Income (loss)			[1]		(652,728)			$ (652,728)
Contribution from shareholders			[1]	1,430,612				1,430,612
Statutory reserve			[1]		(11,348)	11,348
Foreign currency translation adjustment			[1]				(15,524)	(15,524)
Balance at Sep. 30, 2023		$ 5,000	[1]	$ 1,549,913	$ 2,052,553	$ 11,348	$ (121,901)	$ 3,496,913
Balance (in Shares) at Sep. 30, 2023		20,000,000	[1]					20,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).